Adjustments Resulting from Foreign Currency Translations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intercompany Foreign Currency Balance [Line Items]
Amounts (credited)/charged	$ (1,231)	$ 391	$ 3,731